Nature of Business and Basis of Presentation	6 Months Ended	11 Months Ended
	Oct. 31, 2015	Apr. 30, 2015
Nature of Business and Basis of Presentation [Abstract]
Nature of Business and Basis of Presentation

1. Nature of Business and Basis of Presentation

Infor, Inc. is one of the largest providers of enterprise software and services in the world. We provide industry-specific and other enterprise software products and related services, primarily to large and medium-sized enterprises in the manufacturing, healthcare, distribution, public sector, automotive, service industries, equipment services, management and rental (ESM&R), consumer products and retail and hospitality industries. We serve a large, diverse and sophisticated customer base across three geographic regions: the Americas; Europe, Middle East and Africa (EMEA); and Asia Pacific (APAC). Our software and services offerings help our customers automate and integrate their critical business processes, which enables them to better manage their suppliers, partners, customers and employees, as well as their business operations generally. Our industry-specific approach allows us to focus on specialized software programs that take less time and cost to tailor to target customers’ specific needs during periods of implementation and upgrade. We believe our products and services provide a lower relative total cost of ownership for customers than the offerings of larger competing vendors.

We specialize in and target specific industries, or verticals, and have industry-specific business units that leverage our industry-oriented products and teams. Augmenting our vertical-specific applications, we have horizontal software applications including our customer relationship management (CRM), enterprise asset management (EAM), enterprise resource planning, financial management, human capital management (HCM), performance management, product lifecycle management, property management systems, central reservations systems, supplier relationship management and supply chain management (SCM) suites which, in addition to our proprietary light-weight middleware solution ION®, are integrated with our enterprise software applications and sold across different verticals. In addition to providing software products, we provide on-going support and maintenance services for our customers through our subscription-based annual maintenance and support programs. We also help our customers implement and use our applications more effectively through our consulting services.

Unless otherwise indicated or the context requires otherwise, hereafter any reference to Infor, we, our, us or the Company refers to Infor, Inc. and its consolidated subsidiaries.

Basis of Presentation

Our Condensed Consolidated Financial Statements are prepared in conformity with accounting principles generally accepted in the United States (GAAP) as set forth in the Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) and consider the various staff accounting bulletins and other applicable guidance issued by the SEC. Our Condensed Consolidated Financial Statements include the accounts of Infor, Inc. and our wholly-owned and majority-owned subsidiaries operating in the Americas, EMEA and APAC. All significant intercompany accounts and transactions have been eliminated.

The unaudited Condensed Consolidated Financial Statements and Notes are presented as permitted by FASB requirements for quarterly reports and do not contain all the information and disclosures included in our annual financial statements and related notes as required by GAAP. The Condensed Consolidated Balance Sheet data as of April 30, 2015, and other amounts presented herein as of April 30, 2015, or for the year then ended, were derived from our audited financial statements.  The accompanying Condensed Consolidated Financial Statements reflect all adjustments, in the opinion of management, necessary to fairly state our financial position, results of operations and cash flows for the periods presented. These adjustments consist of normal and recurring items. The results of operations for our interim periods are not necessarily indicative of results to be achieved for any future interim period or for our full fiscal year. The accompanying interim Condensed Consolidated Financial Statements should be read in conjunction with our consolidated financial statements and related notes for the fiscal year ended April 30, 2015, included in our Form 10-K/T.

Noncontrolling Interest

We consolidate our majority-owned subsidiaries and reflect redeemable noncontrolling interests and noncontrolling interests on our Condensed Consolidated Balance Sheets for the portion of those entities that we do not own as mezzanine equity on our Condensed Consolidated Balance Sheets and as a component of consolidated equity separate from the equity attributable to Infor, Inc.’s stockholders, respectively. The redeemable noncontrolling interests’ and noncontrolling interests' share in our net earnings are included in net income (loss) attributable to noncontrolling interests in our Condensed Consolidated Statements of Operations and their portion of comprehensive income (loss) is included in comprehensive income (loss) attributable to noncontrolling interests in our Condensed Consolidated Statements of Comprehensive Income (Loss).

All noncontrolling interests with redemption features, such as put options, that are not solely within our control (redeemable noncontrolling interests) are reported as mezzanine equity on our Condensed Consolidated Balance Sheet, between liabilities and equity, at the greater of redemption value or initial carrying value. The redeemable noncontrolling interests that we are reporting relate to an 18.52% interest in GT Nexus, Inc. (GT Nexus) that Infor does not own. See Note 3, Acquisitions. The noncontrolling interests that we are reporting relate to a minority interest held in an international subsidiary acquired in the GT Nexus Acquisition (as defined below).

The following is a summary of the changes in the redeemable noncontrolling interests for the periods indicated:

	Three Months Ended	Six Months Ended
	October 31,	October 31,
(in millions)	2015	2015
Beginning of period	$-	$-
Increase due to business combination	125.0	125.0
Net loss attributable to redeemable noncontrolling interests	(1.1)	(1.1)
Redemption value adjustment	3.9	3.9
End of period	$127.8	$127.8

Business Segments

We view our operations and manage our business as three reportable segments: License, Maintenance, and Consulting. We determine our reportable operating segments in accordance with the provisions in the FASB guidance on segment reporting, which establishes standards for, and requires disclosure of, certain financial information related to reportable operating segments and geographic regions. See Note 16, Segment and Geographic Information.

Use of Estimates

The preparation of financial statements in accordance with GAAP requires us to make certain estimates, judgments and assumptions. These estimates, judgments and assumptions are based upon information available to us at the time that they are made and are believed to be reliable. These estimates, judgments and assumptions can affect the reported amounts of our assets and liabilities as of the date of the financial statements as well as the reported amounts of our revenues and expenses during the periods presented. On an on-going basis we evaluate our estimates and assumptions, including, but not limited to, those related to revenue recognition, allowance for doubtful accounts and sales returns, fair value of equity-based compensation, fair value of acquired intangible assets and goodwill, fair value of contingent consideration related to our acquisitions, useful lives of intangible assets and property and equipment, income taxes, restructuring obligations, contingencies and litigation, and fair value of derivative financial instruments. We believe these estimates and assumptions are reasonable under the circumstances and they form a basis for making judgments about the carrying values of our assets and liabilities that are not readily apparent from other sources. Differences between these estimates, judgments or assumptions and actual results could materially impact our financial statements. In many cases, the accounting treatment of a particular transaction is specifically dictated by GAAP and does not require management’s judgment in its application.

Fiscal Year

Our fiscal year is from May 1 through April 30 and the second quarter of each fiscal year is from August 1 through October 31. Unless otherwise stated, references to the years 2016 and 2015 relate to our fiscal years ended April 30, 2016 and 2015, respectively. References to future years also relate to our fiscal years ending April 30.

Prior to fiscal 2015, our fiscal year had historically been from June 1 through May 31. Beginning in the first quarter of fiscal 2015, we changed our fiscal year end from May 31 to April 30.  This change was effective beginning June 1, 2014, the start of our fiscal year 2015, which ended on April 30, 2015. As a result of this change, for fiscal year 2015 we reported an eleven month transition period from June 1, 2014 to April 30, 2015. Beginning with the first quarter of our fiscal year 2015, we reported our quarterly results in our Quarterly Reports on Form 10-Q based on our new fiscal calendar. Accordingly, as a result of the change in our fiscal year end, our results for the six months ended October 31, 2014 included the results of May 2014, the last month of our previously reported fiscal year 2014.

1.    Nature of Business and Basis of Presentation

Infor is a global provider of enterprise business applications software and services focused primarily on medium and large enterprises. We provide industry-specific enterprise resource planning (ERP) software products to companies in the manufacturing, distribution, healthcare, public sector, automotive, service industries, equipment services, management and rental (ESM&R), consumer products & retail and hospitality industries. We serve customers in three geographic regions: the Americas; Europe, Middle East and Africa (EMEA); and Asia-Pacific, including Australia and New Zealand (APAC). We offer a broad range of software applications and industry-specific solutions that we believe help our customers improve their business processes and reduce costs, resulting in better business or operational performance. Our solutions help automate and integrate critical business processes which enable our customers to better manage their suppliers, partners, customers and employees. Augmenting our vertical-specific applications, we have horizontal software applications, including our customer relationship management (CRM), enterprise asset management (EAM), financial applications, human capital management (HCM), and supply chain management (SCM) suites which, in addition to our proprietary light-weight middleware solution ION, can be integrated with our enterprise software applications and sold across verticals. In addition to providing software products, we provide on-going support and maintenance services for our customers through our subscription-based annual maintenance and support programs.  We  also help our customers implement and use our applications more effectively through our consulting services.

Our Consolidated Financial Statements are prepared in conformity with accounting principles generally accepted in the U.S. (GAAP) as set forth in the Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) and consider the various staff accounting bulletins and other applicable guidance issued by the U.S. Securities and Exchange Commission (SEC). Our Consolidated Financial Statements include the accounts of Infor, Inc. and our wholly-owned and majority-owned subsidiaries operating in the Americas, EMEA and APAC. All significant intercompany accounts and transactions have been eliminated.

Use of Estimates

The preparation of financial statements in accordance with GAAP requires us to make certain estimates, judgments and assumptions. These estimates, judgments and assumptions are based upon information available to us at the time that they are made and are believed to be reliable. These estimates, judgments and assumptions can affect the reported amounts of our assets and liabilities as of the date of the financial statements as well as the reported amounts of our revenues and expenses during the periods presented. On an on-going basis we evaluate our estimates and assumptions, including, but not limited to, those related to revenue recognition, allowance for doubtful accounts and sales returns, fair value of equity-based compensation, fair value of acquired intangible assets and goodwill, useful lives of intangible assets and property and equipment, income taxes, restructuring obligations, contingencies and litigation, fair value of derivative financial instruments, among others. We believe that these estimates and assumptions are reasonable under the circumstances and that they form a basis for making judgments about the carrying values of our assets and liabilities that are not readily apparent from other sources. Differences between these estimates, judgments or assumptions and actual results could materially impact our financial statements. In many cases, the accounting treatment of a particular transaction is specifically dictated by GAAP and does not require management’s judgment in its application. There are also areas in which management’s judgment in selecting among available alternatives would not produce a materially different result.

Business Segments

We view our operations and manage our business as three reportable segments: License, Maintenance, and Consulting. We determine our reportable operating segments in accordance with the provisions in the FASB guidance on segment reporting, which establishes standards for, and requires disclosure of, certain financial information related to reportable operating segments and geographic regions. Factors used to identify our reportable operating segments include the financial information regularly utilized for evaluation by our chief operating decision-maker (CODM) in making decisions about how to allocate resources and in assessing our performance. We have determined that our CODM, as defined by this segment reporting guidance, is our Chief Executive Officer. See Note 20, Segment and Geographic Information.

Fiscal Year

Our fiscal year has historically been from June 1 through May 31. Unless otherwise stated, references to the years 2014 and 2013 relate to the fiscal years ended May 31, 2014 and 2013, respectively.

Beginning in the first quarter of fiscal 2015, we changed our fiscal year end. On April 22, 2014, our Board of Directors approved a change in our fiscal year end from May 31 to April 30.  This change was effective beginning June 1, 2014, the start of our fiscal year 2015 which ended on April 30, 2015. As a result of this change, our fiscal 2015 has been reported as the 11-month transition period from June 1, 2014 to April 30, 2015.  Accordingly, our Consolidated Balance Sheets are presented as of April 30, 2015, and May 31, 2014, our last audited annual balance sheet.  The accompanying Consolidated Financial Statements, and the Notes thereto, include our results of operations and cash flows for the 11-month transition period of fiscal 2015 and for fiscal 2014 and 2013 as originally reported.  In addition, we have presented on the accompanying Consolidated Statements of Operations, Consolidated Statements of Comprehensive Income (Loss), and Consolidated Statements of Cash Flows our unaudited results of operations and cash flows for the comparable 11-month recast period of fiscal 2014 (the period June 1, 2013 to April 30, 2014).